Property and Equipment, Net (Details) - Schedule of Property, Plant and Equipment, Net	Jun. 30, 2024 CNY (¥)	Jun. 30, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Schedule of Property and Equipment, Net [Line Items]
Property and equipment, subtotal	¥ 96,745,916	$ 13,574,945	¥ 97,051,679
Less: accumulated depreciation	(7,023,207)	(985,464)	(4,916,961)
Total	89,722,709	12,589,481	92,134,718
Office equipments [Member]
Schedule of Property and Equipment, Net [Line Items]
Property and equipment, subtotal	1,106,862	155,310	1,144,347
Office furniture and fixtures [Member]
Schedule of Property and Equipment, Net [Line Items]
Property and equipment, subtotal	177,946	24,969	174,652
Vehicles [Member]
Schedule of Property and Equipment, Net [Line Items]
Property and equipment, subtotal	1,201,452	168,582	1,201,452
Building [Member]
Schedule of Property and Equipment, Net [Line Items]
Property and equipment, subtotal	94,259,656	13,226,084	94,259,656
Leasehold improvements [Member]
Schedule of Property and Equipment, Net [Line Items]
Property and equipment, subtotal			¥ 271,572